Condensed Consolidated Statements of Profit Or Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
BASIC AND DILUTED LOSS PER SHARE	$ (0.26)	$ (0.20)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS), BASIC AND DILUTED	30,515	24,637